Income taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 0	$ 15,537
Operating Loss Carryforwards	$ 118,373	$ 356,610
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	27.00%	26.00%
Estimated tax liabilities	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	27.00%	26.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	27.00%	26.00%
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 2,580	$ 200,999
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	70,647	109,786
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	44,679	45,316
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 467	$ 508